BNY Mellon Funds Trust (the "Registrant")

Incorporated herein by reference is a supplement to the Registrant's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000025).